As filed with the Securities and Exchange Commission on August 15, 2011

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

The Securities Act Of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and/or

Registration Statement

Under

The Investment Company Act Of 1940	☒

Amendment No. 8	☒

(Check appropriate box or boxes)

ING SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, Suite 100, Arizona 85258-2034

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

With copies to:

Huey P. Falgout, Jr. c/o ING Investments LLC 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (a)(1)

☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 15th day of August, 2011.

ING SEPARATE PORTFOLIOS TRUST

By:	/S/ HUEY P. FALGOUT, JR.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

Shaun P. Mathews*	President and Chief Executive Officer and Interested Trustee	August 15, 2011

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	August 15, 2011

Patricia W. Chadwick*	Trustee	August 15, 2011

J. Michael Earley*	Trustee	August 15, 2011

Patrick W. Kenny*	Trustee	August 15, 2011

Sheryl K. Pressler*	Trustee	August 15, 2011

Colleen D. Baldwin*	Trustee	August 15, 2011

Peter S. Drotch*	Trustee	August 15, 2011

Roger B. Vincent*	Chairman and Trustee	August 15, 2011

John V. Boyer*	Trustee	August 15, 2011

Robert W. Crispin*	Trustee	August 15, 2011

* By:	/S/ HUEY P. FALGOUT, JR.
Huey P. Falgout, Jr. Attorney-in-Fact**

**	Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed on July 27, 2011 and are incorporated herein by reference.

EXHIBIT INDEX

ING Separate Portfolios Trust

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase